Earnings per share	3 Months Ended
Mar. 31, 2025
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share is calculated by dividing the Company’s consolidated net loss by the weighted average number of common shares outstanding in the fiscal period.

The weighted average number of common shares outstanding (basic) for the three months ended March 31, 2024 and March 31, 2025 was 224,349,604 and 225,150,339 respectively.

Diluted earnings per share is calculated using CureVac’s weighted-average outstanding common shares including the dilutive effect of share-based awards as determined under the treasury stock method. The average market price is computed using the closing daily market prices for the period during which the options were outstanding. In periods in which the Company reports net losses, share-based payment awards are excluded from the calculation of earnings per share as their inclusion would have an antidilutive effect. Then, diluted net loss per common share is the same as basic net loss per common share.

Share options and RSUs of 722,095 and 7,199,489 were excluded from the computation of diluted weighted average number of shares for the three months ended March 31, 2024 and 2025, respectively, because their effect would have been antidilutive.